American Funds Insurance Series
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9447
Fax (213) 486 9455
E-mail: siik@capgroup.com

Steven I. Koszalka
Secretary

December 18, 2012

Document Control
Division of Investment Management
Securities and Exchange Commission
Office of Insurance Products
100 F Street, NE
Washington, DC 20549

Re:	American Funds Insurance Series
File No. 002-86838 and No. 811-03857

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on December 13, 2012 of Registrant’s Post-Effective Amendment No. 61 under the Securities Act of 1933 and Amendment No. 61 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka

cc:	Sally Samuel
Division of Investment Management –
Office of Insurance Products